Stock Plans and Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Plans and Stock-Based Compensation [Abstract]
Stock Plans and Stock-Based Compensation
8.	Stock-based Compensation

Stock-based Compensation Plans

As of March 31, 2012, the Company has two equity compensation plans, the Coronado Biosciences, Inc. 2007 Stock Incentive Plan, for employees, non-employees and outside directors and, subject to stockholder approval, the Coronado Biosciences, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”). Although the ESPP is still subject to stockholders approval, eligible employees began to participate in the ESPP effective February 1, 2012.

Compensation Expense. The following table summarizes the stock-based compensation expense from awards, including stock options and restricted Common Stock awards to employees and non-employees, and warrants to non-employees for the three months ended March 31, 2012 and 2011, and from the period June 28, 2006 (Date of Inception) to date.

	For the three months ended March 31,		Period from June 28, 2006 (Date of Inception) to March 31,
($ in thousands)	2012	2011	2012
Employee awards	$313	$99	$1,048
Non-employee awards	445	34	3,258
Non-employee warrants	116	77	442

Total stock-based compensation expense	$874	$210	$4,748

The following table summarizes stock option activity as of March 31, 2012:

	Outstanding Options			Weighted Average Remaining Contractual Life (in years)
($ in thousands except per share amounts)	Number of Shares	Weighted Average Exercise Price	Total Weighted Average Intrinsic Value
At December 31, 2011	1,814,070	$2.17	$7,852	9.2
Options granted	390,000	6.64
Options exercised	—
Options cancelled	—

At March 31, 2012	2,204,070	$2.96	$12,117	9.1

Options vested and expected to vest	2,124,723	$2.96	$11,680	9.1
Options vested and exercisable	254,690	$1.43	$1,790	9.1

As of March 31, 2012, the Company had unrecognized stock-based compensation expense related to unvested stock options granted to employees of $4.3 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.1 years.

14.	Stock Plans and Stock-Based Compensation

In 2007, the Company’s board of directors adopted and stockholders approved the Coronado Biosciences, Inc. 2007 Stock Incentive Plan (the “Plan”) authorizing the Company to grant up to 6,000,000 shares of Common Stock to eligible employees, directors, and consultants in the form of restricted stock, stock options and other types of grants. The amount, terms, and exercisability provisions of grants are determined by the Board of Directors.

The purpose of the Plan is to provide the Company with the flexibility to use shares, options or other awards based on the Company’s Common Stock as part of an overall compensation package to provide performance-based rewards to attract and retain qualified personnel. Such awards include, without limitation, options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. Vesting of awards may be based upon the passage of time, the occurrence of one or more events, or the satisfaction of performance criteria or other conditions. There are 6,000,000 shares of Common Stock reserved for issuance under the Plan, of which 3,470,610 were granted, net of cancellations, and 2,529,930 shares were available for issuance as of December 31, 2011.

Incentive and nonstatutory stock options are granted pursuant to option agreements adopted by the plan administrator. Options generally have 10-year contractual terms and vest in three equal annual installments commencing on the grant date.

The Company estimates the fair value of stock option grants using a Black-Scholes option pricing model. In applying this model, the Company uses the following assumptions:

•	Risk-Free Interest Rate: The Company determined the risk-free interest rate by using a weighted average assumption equivalent to the expected term based on the U.S. Treasury constant maturity rate.

•	Expected Volatility: The Company determined its future stock price volatility based on the average historical stock price volatility of comparable peer companies.

•

Expected Term: Due to the limited exercise history of the Company’s stock options, the Company determined the expected term based on the stratification of employee groups and the expected effect of events that have indications on future exercise activity. Expected life for options granted to employees uses the Simplified Method, while option granted to non-employees uses an expected term equal to the life of the contract.

•	Expected Dividend Rate: The Company has not paid and does not anticipate paying any cash dividends in the near future.

The fair value of each option award was estimated on the grant date using the Black Scholes option pricing model and expensed under the straight line method. The fair value for non-employee stock based awards are mark-to-marketed on each valuation date until vested using the Black Scholes pricing model. The following assumptions were used:

Stock option plans	2011	2010
Exercise price	$1.37–$6.00	$1.37
Expected stock price volatility	87.5%–92.8%	92.7%–95.2%
Risk free rate of interest	1.17%–2.56%	1.52%–2.50%
Expected life of options	6years–10years	6years–10years

The following table summarizes the stock-based compensation expense from stock option and restricted Common Stock awards and warrants for the years ended December 31, 2011, 2010 and 2009, and from the period June 28, 2006 (Date of Inception) to date:

($ in thousands)	2011	2010	2009	Period from June 28, 2006 (Date of Inception) to December 31, 2011
Employee awards	$520	$215	$—	$735
Non-employee awards	662	2,114	39	2,852
Non-employee warrants	287	—	—	287
Total compensation expense	$1,469	$2,329	$39	$3,874

The following table summarizes stock option activity:

	Outstanding Options
($ in thousands except per share amounts)	Number of Shares	Weighted Average Exercise Price	Total Weighted Average Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2010	1,228,190	$1.37	$466	9.8
Options granted	1,165,000	$2.65
Options exercised	(138,040)	$1.40
Options forfeited	(441,080)	$1.44
Options expired	—	—
Outstanding at December 31, 2011	1,814,070	$2.17	$7,852	9.2

Options vested and expected to vest	1,748,763	$2.17	$7,569	9.2

Options vested and exercisable	254,690	$1.43	$1,291	9.2

As of December 31, 2011, the Company had unrecognized stock-based compensation expense related to all unvested stock options of $3.7 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.2 years.

Employee Stock Purchase Plan

On December 19, 2011, the Board Of Directors approved the 2012 Coronado Employee Stock Purchase Plan the (“ESPP”) for the issuance of up to 200,000 shares of common stock to eligible employees. Eligible employees can purchase the Company’s Common Stock at the end of a predetermined offering period at 85% of the lower of the fair market value at the beginning or end of the offering period. The first period commences February 1, 2012 and will end on November 30, 2012. Thereafter offerings will be six months in duration and will commence on each December 1 and June 1. Employee contributions will be made through payroll deductions over the offering period and subject to certain limitations will be used to purchase shares at the end of each offering period. As of December 31, 2011 all the shares were available for issuance under the plan. The ESPP is compensatory and will result in stock-based compensation expense. The ESPP is subject to shareholder approval.